SHAREHOLDERS' EQUITY	12 Months Ended
Feb. 28, 2017
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS' EQUITY

Number of shares authorized

        The Company has an unlimited amount of common shares authorized for issuance.

        On September 23, 2013, the Company completed a public offering. Under the terms of the offering, the Company issued and sold 11,910,000 units at $2.10 on a pre-consolidation basis, for aggregate gross proceeds of $25,011. After deducting commissions and listing expenses, the Company realized net proceeds of $22,434. Each unit consisted of one common share of the Company and three quarters of one warrant. Each whole warrant entitles the holder to purchase 1/25th of one common share at an exercise price of $2.80 per share following the August 8, 2016 public offering, until September 23, 2018, subject to certain adjustments. Upon issuance, the Company recognized a liability in the amount of $6,425 for the warrants. See Warrants section for further details.

        On February 2, 2016, the Company effected a share consolidation of the Company's common shares at a ratio of 1-for-25. As a result of the share consolidation, every 25 shares of the issued and outstanding common shares consolidated into one newly-issued outstanding common share. Each fractional share remaining after the share consolidation was cancelled. The number of outstanding stock options and restricted share units were proportionately adjusted by the consolidation ratio and the exercise prices correspondingly increased by the same consolidation ratio. All shares and exercise prices are presented on a post-consolidation basis in these consolidated financial statements.

        On April 11, 2016, the Company completed a registered direct offering. Under the terms of the offering, the Company issued and sold 599,998 units at $7.25, for aggregate gross proceeds of $4,350. After deducting commissions and listing expenses, the Company realized net proceeds of $4,014. Each unit consisted of one common share of the Company and one half of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of $8.50 per share until April 11, 2021. Upon issuance, the Company recognized a liability in the amount of $1,137 for the warrants. See Warrants section for further details.

        On August 8, 2016 the Company completed a public offering. Under the terms of the offering, the Company issued and sold 1,760,880 Class A units at $3.35 and 30,164 Class B units at $3.34, for aggregate gross proceeds of $6,000. After deducting commissions and expenses, the Company realized net proceeds of $5,277. Concurrent with the underwritten public offering in the United States, the Company issued an additional 63,000 Class A Units on a private placement basis to purchasers in Canada for additional gross proceeds of $211. Each Class A unit consisted of one common share, one five-year warrant [the "Long-Term Warrant"] to purchase one common share and two six-month warrants [the "Short-Term Warrant"]. Each Class B unit consisted of a pre-funded warrant [the "Pre-Funded Warrant"] to purchase one common share, one Long-Term Warrant and two Short-Term Warrants. The Long-Term Warrants have an exercise price of $4.37 per share, are exercisable immediately and will expire on August 8, 2021. The Short-Term Warrants have an exercise price of $4.00 per share, are exercisable immediately and expired on February 8, 2017. The Pre-Funded Warrants are exercisable immediately with no expiration date, are deemed purchased for a price of $3.34 per underlying common share by virtue of purchasing a Class B Unit and have an exercise price of $0.01 per share. Upon issuance, the Company recognized a liability in the amount of $4,672 for the warrants. See Warrants section for further details.

Share-based compensation plan

        On June 20, 2014, the Shareholders approved the adoption of a new Share-based Compensation Plan [the "Plan"] to replace the Previous Plan. The Plan includes provision for granting of performance share units ["PSUs"], restricted share units ["RSUs"], deferred share units ["DSUs"], Bonus Shares (as defined in the Plan) and options to purchase common shares. Settlement of vested PSUs, RSUs and DSUs is effected by delivering common shares acquired in the open market and/or issued from treasury, or by making a cash payment equal to the number of PSUs, RSUs or DSUs multiplied by the volume weighted average trading price of the common shares on the applicable stock exchange for the five trading days preceding the settlement date, or by a combination of these methods. The manner of settlement for RSUs, PSUs and DSUs is determined by the Compensation Committee in its sole discretion. Options are granted with an exercise price equal to the fair value of the common shares of the Company, and generally vest at a rate between six months to four years from the date of the option grant. All remaining outstanding options expire five years from the grant date, or upon termination of employment. The maximum number of common shares issuable under the Plan is 730,522, which represents 10% of the common shares issued and outstanding as at February 28, 2017.

        The following is a summary of stock option activity:

	February 28, 2017		February 29, 2016
	Options	Weighted Average Exercise Price (CAD)	Options	Weighted Average Exercise Price (CAD)
Opening balance	276,728	$32.82	159,421	$76.34
Granted	324,895	$4.36	172,974	$8.64
Exercised	(18,220)	$3.05	—	$—
Expired	(54,079)	$61.43	(55,667)	$82.34

Closing balance	529,324	$13.45	276,728	$32.82

        The following table shows the weighted average values used in determining the fair value of options granted during the three months ended February 28, 2017 and February 29, 2016:

	February 28, 2017	February 29, 2016
Volatility	75.0%	95.6%
Risk-free rate	1.05%	0.58%
Dividend yield	Nil	Nil
Average expected life	4 yrs	4 yrs

        The 324,895 options granted during the year ended February 28, 2017 were determined to have a fair value of $773 [2016-172,974 options valued at $683].

        The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 28, 2017:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of options	Weighted average remaining contractual life (yrs)	Weighted average exercise price (CAD)	Quantity of options	Weighted average remaining contractual life (yrs)	Weighted average exercise price (CAD)
$3.00	$3.34	84,639	3.75	$3.00	83,389	3.73	$3.00
$3.35	$3.83	232,990	4.54	$3.66	—	—	—
$3.84	$6.78	75,050	4.20	$6.16	725	3.63	$4.00
$6.79	$46.88	63,688	2.95	$21.19	37,477	2.61	$24.01
$46.89	$73.50	72,957	1.54	$57.59	62,745	1.45	$58.21

		529,324	3.76	$13.45	184,336	2.73	$26.07

        The Company has recognized $750 for the year ended February 28, 2017 as compensation expense for stock-based grants, with a corresponding credit to contributed surplus [2016 – $941]. Stock compensation expense was allocated to operating expenses as follows:

	February 28, 2017	February 29, 2016
Research and development	182	172
Selling and marketing	239	204
General and administrative	329	565

	750	941

        As at February 28, 2017, compensation costs not yet recognized relating to stock option awards outstanding are $1,276 [2016 – $1,476] net of estimated forfeitures. Performance vesting awards will vest as performance conditions are met. Compensation will be adjusted for subsequent changes in estimated forfeitures.

        The total intrinsic value of options exercised during the year ended February 28, 2017 is $29 [2016 – nil].

        The intrinsic value associated with outstanding and fully vested options as at February 28, 2017 is nil [2016 – nil].

Restricted Share Units

        The Company has recognized nil for the year ended February 28, 2017 as compensation expense for RSUs, with a corresponding credit to contributed surplus [2016 – $39].

Restricted shares and employee share purchase plan

        The Company launched an Employee Share Purchase Plan ["ESPP"] on October 20, 2008. The plan includes provisions to allow employees to purchase common shares. The Company will match the employees' contribution at a rate of 25%. During the year ended February 28, 2017, a total of 1,051 common shares were purchased by employees at fair market value, while the Company issued 259 common shares, net of forfeitures, as its matching contribution during the year ended February 28, 2017. The shares contributed by the Company will vest 12 months after issuance.

        The Company records an expense equal to the fair value of shares granted pursuant to the ESPP over the period the shares vest, with a corresponding credit to contributed surplus. The total fair value of the shares earned during the year ended February 28, 2017 was $8 [2016 – $13]. The fair value of the unearned ESPP shares as at February 28, 2017 was $1 [2016 – $8]. The number of shares held for release, and still restricted under the plan, as at February 28, 2017 was 259 [2016-978].

Warrants

        Effective May 30, 2007, the Company granted warrants to purchase up to 5,050 common shares of the Company at a price of $88.75 CAD per share. The warrants expire 10 years after the date of issuance. The warrants vested based on the achievement of pre-determined business milestones and resulted in 31,562 warrants being eligible for exercise. Each whole warrant entitles the holder to purchase 1/25th of one common share of the Company.

        On September 23, 2013, the Company completed a public offering. Under the terms of the offering, the Company issued and sold 11,910,000 units at $2.10 on a pre-consolidation basis, for aggregate gross proceeds of $25,011. Equity issuance expenses relating to the offering totaled $2,576, of which $662 was expensed as the proportionate warrant costs. Each unit consisted of one common share of the Company and three quarters of one warrant (warrants issued – 8,932,500). Each whole warrant entitles the holder to purchase 1/25th of one common share of the Company at an exercise price of $2.80 per share until September 23, 2018 following the August 8, 2016 equity financing undertaken by the Company. In the event of a fundamental transaction, the Company may be required to settle the warrants with a cash payment. As a result, the Company recognized a warrant liability of $6,425, which represented the estimated fair value of the liability as at September 23, 2013. The warrant liability is adjusted quarterly to its estimated fair value. Increases or decreases in the fair value of the warrants are presented as "Change in fair value of warrant liability" in the consolidated statements of operations and comprehensive loss. As at February 28, 2017, 738,750 warrants were outstanding. During the year ended February 28, 2017, the Company realized a loss in the amount of $75 in the consolidated statement of operations and comprehensive loss which represented the change in fair value of the remaining warrant liability of $7.

        On August 1, 2014, the Company completed a public offering. Under the terms of the offering, the Company issued and sold 15,927,500 units at $1.80 CAD on a pre-consolidation basis for aggregate gross proceeds of $28,670 CAD. Each unit consisted of one common share of the Company and one half of one warrant. Each whole warrant entitles the holder to purchase 1/25th of one common share of the Company at an exercise price of $56.25 CAD per share until August 1, 2016, subject to certain adjustments. Equity issuance expenses relating to the offering totaled $2,275, of which $221 was expensed as the proportionate warrant costs. As a result of the offering, the Company issued warrants totaling 7,963,750 and recognized a warrant liability of $2,551, which represented the estimated fair value of the liability as at August 1, 2014. During the year ended February 28, 2017, the Company realized a gain in the amount of $117 in the consolidated statements of operations and comprehensive loss which represented the change in fair value of the warrant liability.

        On April 11, 2016, the Company completed a registered direct offering. Under the terms of the offering, the Company issued and sold 599,998 units at $7.25, for aggregate gross proceeds of $4,350. Each unit consisted of one common share of the Company and one half of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of $8.50 per share until April 11, 2021, subject to certain adjustments. Equity issuance expenses relating to the offering totaled $428 of which $92 was expensed as the proportionate warrant costs. As a result of the offering, the Company issued 299,999 warrants and recognized a warrant liability of $1,137, which represented the estimated fair value of the liability as at April 11, 2016. During the year ended February 28, 2017, the Company realized a gain in the amount of $1,038 in the consolidated statements of operations and comprehensive loss, which represented the change in fair value of the remaining warrant liability of $99.

        On August 8, 2016, the Company completed a public offering. Under the terms of the offering, the Company issued and sold 1,760,880 Class A units at $3.35 and 30,164 Class B units at $3.34, for aggregate gross proceeds of $6,000. After deducting commissions and expenses, the Company realized net proceeds of $5,277. Concurrent with the underwritten public offering in the United States, the Company issued an additional 63,000 Class A Units on a private placement basis to purchasers in Canada for additional gross proceeds of $211. Each Class A unit consisted of one common share, one Long-Term Warrant to purchase one common share and two Short-Term Warrants. Each Class B unit consisted of a Pre-Funded Warrant to purchase one common share, one Long-Term Warrant and two Short-Term Warrants. The Long-Term Warrants have an exercise price of $4.37 per share, are exercisable immediately and will expire on August 8, 2021. The Short-Term Warrants have an exercise price of $4.00 per share, are exercisable immediately and expired on February 8, 2017. The Pre-Funded Warrants are exercisable immediately with no expiration date, are deemed purchased for a price of $3.34 per underlying common share by virtue of purchasing a Class B Unit and have an exercise price of $0.01 per share. The Pre-Funded Warrants were fully exercised on August 25, 2016. Equity issuance expenses relating to the offering totaled $723, of which $469 was expensed as the proportionate warrant costs. As a result of the offering, the Company issued 1,854,044 Long-Term Warrants and 3,708,088 Short-Term Warrants and recognized a warrant liability of $4,672, which represented the estimated fair value of the liability as at August 31, 2016. As at February 28, 2017, 1,854,044 Long-Term Warrants were outstanding. During the year ended February 28, 2017 the Company realized a gain in the amount of $3,162 in the consolidated statements of operations and comprehensive loss, which represented the change in fair value of the remaining warrant liability of $984.

        The following is a summary of granted warrants:

	February 28, 2017
	Warrants Granted	Shares Purchasable	Exercise Price	Termination date
May 2007 Issuance	31,562	1,262	$88.75 CAD	May 30, 2017
September 2013 Issuance	738,750	29,550	$2.80	September 23, 2018
April 2016 Issuance	299,999	299,999	$8.50	April 11, 2021
August 2016 Issuance – Long-Term Warrants	1,854,044	1,854,044	$4.37	August 8, 2021

Sub-total warrants issued and outstanding	2,924,355	2,184,855

Comerica Warrants – granted but not issued	375,000	375,000	$4.00	five years from issuance date

Total warrants granted	3,299,355	2,559,855

        The warrants to Comerica were granted but not issued at February 28, 2017. See Note 11 for further details on these warrants.